OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2013	2012

Royalties - OCS payable	$690	$552
Commissions	62	90
Provision for product warranty	142	255
Accrued expenses	901	947

	$1,795	$1,844